SHARE CAPITAL (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Average Exercise
	Number of Shares	Price CAD$
Options outstanding at August 31, 2017	438,228	46.5
Forfeited	(129,678)	41.5
Options outstanding at August 31, 2018	308,550	45.2
Forfeited	(46,300)	130.0
Options outstanding at February 28, 2019	262,250	30.3

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number	Number Exercisable		Average Remaining
Outstanding at	at February 28,	Exercise Price	Contractual Life
February 28, 2019	2019	CAD$	(Years)
202,450	202,450	20.00	2.55
59,800	59,800	65.00	0.97
262,250	262,250		2.19